Share capital, Stock Options Activity (FY) (Details)		6 Months Ended		9 Months Ended			12 Months Ended
	Mar. 26, 2025 $ / shares shares	Apr. 30, 2025 $ / shares $ / shares shares	Apr. 30, 2025 $ / shares shares	Apr. 30, 2025 $ / shares $ / shares shares	Apr. 30, 2025 $ / shares shares	Apr. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		627,786	627,786	627,786	627,786
Granted (in shares)	500,000	500,000	500,000			0
Outstanding (in shares)		1,086,494	1,086,494	1,086,494	1,086,494		627,786	627,786
Exercisable (in shares)		446,102	446,102	446,102	446,102		334,964	334,964		334,964
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 4.01		$ 4.01
Granted (in dollars per share) | (per share)	$ 0.23		0.23
Outstanding (in dollars per share) | $ / shares			2.28		2.28			$ 4.01
Exercisable (in dollars per share) | $ / shares		$ 3.99	$ 3.99	$ 3.99	$ 3.99					$ 4.01
Weighted average remaining contractual life				5 years 1 month 24 days	5 years 1 month 24 days		7 years 1 month 2 days	7 years 1 month 2 days
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		26,763	26,763	26,763	26,763
Expiry date				Jan. 17, 2028	Jan. 17, 2028
Exercisable (in shares)		26,763	26,763	26,763	26,763
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24		$ 5.24
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		91,760	91,760	91,760	91,760
Expiry date				Feb. 06, 2028	Feb. 06, 2028
Exercisable (in shares)		91,760	91,760	91,760	91,760
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24		$ 5.24
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		84,113	84,113	84,113	84,113
Expiry date				May 15, 2028	May 15, 2028
Exercisable (in shares)		53,909	53,909	53,909	53,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 7.26		$ 7.26
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		7,646	7,646	7,646	7,646
Expiry date				Jun. 26, 2028	Jun. 26, 2028
Exercisable (in shares)		5,734	5,734	5,734	5,734
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 7.72		$ 7.72
Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		229,398	229,398	229,398	229,398
Expiry date				Jan. 17, 2032	Jan. 17, 2032
Exercisable (in shares)		160,578	160,578	160,578	160,578
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24		$ 5.24
Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		45,880	45,880	45,880	45,880
Expiry date				Mar. 01, 2032	Mar. 01, 2032
Exercisable (in shares)		32,116	32,116	32,116	32,116
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24		$ 5.24
Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		9,176	9,176	9,176	9,176
Expiry date				Mar. 14, 2032	Mar. 14, 2032
Exercisable (in shares)		6,424	6,424	6,424	6,424
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24		$ 5.24
Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		76,466	76,466	76,466	76,466
Expiry date				Oct. 12, 2032	Oct. 12, 2032
Exercisable (in shares)		53,526	53,526	53,526	53,526
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24		$ 5.24
Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		15,292	15,292	15,292	15,292
Expiry date				Feb. 06, 2033	Feb. 06, 2033
Exercisable (in shares)		15,292	15,292	15,292	15,292
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24		$ 5.24
DevvStream Holdings, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				4,105,000	4,105,000	4,105,000	4,105,000	4,105,000	1,980,000
Granted (in shares)							0	0	2,125,000
Outstanding (in shares)							4,105,000	4,105,000	4,105,000
Exercisable (in shares)							2,190,250	2,190,250	693,750	2,190,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.85		$ 0.85	$ 0.85		$ 0.8
Granted (in dollars per share) | $ / shares									0.89
Outstanding (in dollars per share) | $ / shares							0.85		0.85
Exercisable (in dollars per share) | $ / shares							$ 0.85	$ 0.85	$ 0.81
Weighted average remaining contractual life							7 years 1 month 2 days	7 years 1 month 2 days	8 years 1 month 2 days
DevvStream Holdings, Inc. [Member] | Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				175,000	175,000
Outstanding (in shares)							175,000	175,000
Expiry date							Jan. 17, 2028	Jan. 17, 2028
Exercisable (in shares)							131,250	131,250		131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.8
Outstanding (in dollars per share) | $ / shares							$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				550,000	550,000
Outstanding (in shares)							550,000	550,000
Expiry date							May 15, 2028	May 15, 2028
Exercisable (in shares)							245,000	245,000		245,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 1.11
Outstanding (in dollars per share) | $ / shares							$ 1.11
DevvStream Holdings, Inc. [Member] | Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				50,000	50,000
Outstanding (in shares)							50,000	50,000
Expiry date							Jun. 26, 2028	Jun. 26, 2028
Exercisable (in shares)							25,000	25,000		25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 1.18
Outstanding (in dollars per share) | $ / shares							$ 1.18
DevvStream Holdings, Inc. [Member] | Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				1,500,000	1,500,000
Outstanding (in shares)							1,500,000	1,500,000
Expiry date							Jan. 17, 2032	Jan. 17, 2032
Exercisable (in shares)							825,000	825,000		825,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.8
Outstanding (in dollars per share) | $ / shares							$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				360,000	360,000
Outstanding (in shares)							360,000	360,000
Expiry date							Mar. 01, 2032	Mar. 01, 2032
Exercisable (in shares)							198,000	198,000		198,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.8
Outstanding (in dollars per share) | $ / shares							$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				60,000	60,000
Outstanding (in shares)							60,000	60,000
Expiry date							Mar. 14, 2032	Mar. 14, 2032
Exercisable (in shares)							33,000	33,000		33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.8
Outstanding (in dollars per share) | $ / shares							$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				60,000	60,000
Outstanding (in shares)							60,000	60,000
Expiry date							Apr. 13, 2032	Apr. 13, 2032
Exercisable (in shares)							33,000	33,000		33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.8
Outstanding (in dollars per share) | $ / shares							$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				500,000	500,000
Outstanding (in shares)							500,000	500,000
Expiry date							Oct. 12, 2032	Oct. 12, 2032
Exercisable (in shares)							275,000	275,000		275,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.8
Outstanding (in dollars per share) | $ / shares							$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)				850,000	850,000
Outstanding (in shares)							850,000	850,000
Expiry date							Feb. 06, 2033	Feb. 06, 2033
Exercisable (in shares)							425,000	425,000		425,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares				$ 0.8
Outstanding (in dollars per share) | $ / shares							$ 0.8